Shareholder Report, Average Annual Return (Details)	10 Months Ended
Jul. 31, 2026
C000264340 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.43%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%